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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2007

            Check here if Amendment [_];   Amendment Number: ______

            This Amendment (Check only one.): [_] is a restatement.
                        [_] adds new holdings entries.

              Institutional Investment Manger Filing this Report:

                     Name: Trent Capital Management, Inc.
                        Address: 3150 North Elm Street
                                   Suite 204
                             Greensboro, NC 27408

                      Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:  David Labiak
    Title: Chief Financial Officer
    Phone: (336) 282-9302

Signature, Place, and Date of Signing:

                                  Greensboro,
   /s/ David Labiak             North Carolina              July 26, 2007
-----------------------  -----------------------------  ----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included      None

Managers:

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  90,849

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                          Voting Authority
                          Title of           Value in                Investment  Other   -------------------
Name of Issuer             Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
--------------            -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Nokia....................   COM    654902204   6383   227,061   SH      Sole             227,061
Caterpillar..............   COM    149123101   5437    69,435   SH      Sole              69,435
American Express.........   COM    025816109   4855    79,355   SH      Sole              79,355
3M.......................   COM    88579Y101   4545    52,365   SH      Sole              52,365
UPS......................   COM    911312106   4492    61,535   SH      Sole              61,535
Illinois Tool Works......   COM    452308109   4432    81,780   SH      Sole              81,780
Procter & Gamble.........   COM    742718109   4070    66,510   SH      Sole              66,510
Bed Bath & Beyond........   COM    075896100   4016   111,595   SH      Sole             111,595
Cardinal Health..........   COM    14149Y108   3986    56,428   SH      Sole              56,428
Pepsico..................   COM    713448108   3912    60,330   SH      Sole              60,330
Omnicom Group............   COM    681919106   3874    73,200   SH      Sole              73,200
Harley-Davidson..........   COM    412822108   3841    64,440   SH      Sole              64,440
Berkshire Hathaway.......   COM    084670207   3825     1,061   SH      Sole               1,061
Johnson & Johnson........   COM    478160104   3708    60,181   SH      Sole              60,181
Estee Lauder.............   COM    518439104   3459    76,005   SH      Sole              76,005
First Data...............   COM    319963104   3061    93,690   SH      Sole              93,690
Western Union............   COM    959802109   2312   110,980   SH      Sole             110,980
AllianceBernstein........   COM    01881G106   1710    19,630   SH      Sole              19,630
American Capital.........   COM    01855A101   1436    33,765   SH      Sole              33,765
First Industrial Realty..   COM    313400301   1280    33,013   SH      Sole              33,013
Liberty Property Trust...   COM    531172104   1277    29,073   SH      Sole              29,073
CapitalSource............   COM    14055X102   1219    49,575   SH      Sole              49,575
Enterprise Products......   COM    293792107   1189    37,385   SH      Sole              37,385
Lloyds TSB Group.........   COM    539439109   1165    26,060   SH      Sole              26,060
Senior Housing...........   COM    81721M109   1018    50,000   SH      Sole              50,000
NuStar Energy............   COM    67058H102    968    14,135   SH      Sole              14,135
Genesis Lease............   COM    37183T107    840    30,650   SH      Sole              30,650
Hospitality Properties...   COM    44106M102    825    19,877   SH      Sole              19,877
Anthracite Capital.......   COM    037023108    818    69,945   SH      Sole              69,945
Teppco Partners..........   COM    872384102    816    18,390   SH      Sole              18,390
Ares Capital.............   COM    04010L103    780    46,270   SH      Sole              46,270
MCG Capital..............   COM    58047P107    729    45,475   SH      Sole              45,475
Plains All American......   COM    726503105    631     9,910   SH      Sole               9,910
American Home Mtg........   COM    02660R107    555    30,220   SH      Sole              30,220
PNC Financial............   COM    693475105    493     6,882   SH      Sole               6,882
Progress Energy..........   COM    743263105    466    10,224   SH      Sole              10,224
Pfizer Inc...............   COM    717081103    365    14,257   SH      Sole              14,257
General Elec Co..........   COM    369604103    327     8,550   SH      Sole               8,550
Fannie Mae...............   COM    313586109    324     4,958   SH      Sole               4,958
Regions Financial........   COM    7591EP100    286     8,640   SH      Sole               8,640
Prologis Trust...........   COM    743410102    261     4,595   SH      Sole               4,595
Archstone Smith..........   COM    039583109    250     4,225   SH      Sole               4,225
Home Depot...............   COM    437076102    246     6,239   SH      Sole               6,239
Boston Properties........   COM    101121101    245     2,400   SH      Sole               2,400
Flextronics..............   COM    Y2573F102    125    11,605   SH      Sole              11,605
Pharmanetics.............   COM    71713J107   0.05    12,520   SH      Sole              12,520
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